Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 175,960,000.00
Previously Paid Amount	0.00
Total Fee Amount	24,300.08
Total Offset Amount	0.00
Net Fee	$ 24,300.08